Fair Value Measurements (Details) - Schedule of provides quantitative information regarding Level 3 fair value measurements - $ / shares	1 Months Ended	3 Months Ended	7 Months Ended
	Dec. 17, 2020	Mar. 31, 2021	Dec. 31, 2020
Schedule of provides quantitative information regarding Level 3 fair value measurements [Abstract]
Strike price (in Dollars per share)		$ 11.50	$ 11.50
Contractual term (years)	5 years 328 days	5 years 109 days	5 years 292 days
Volatility	10.00%	6.00%	10.00%
Risk-free interest rate	0.50%	1.00%	0.48%
Dividend yield (per share)	0.00%	0.00%	0.00%